Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[1],[2]	Dec. 31, 2021	[1],[2]
Profit or loss [abstract]
Revenue from product sales		$ 4,582	$ 4,501		$ 4,029
Cost of sales		(3,541)	(3,366)		(2,859)
(Loss) gain on non-hedge derivatives and other commodity contracts		(14)	(6)		0
Gross profit		1,027	1,129		1,170
Corporate administration, marketing and related expenses		(94)	(79)		(73)
Exploration and evaluation costs		(254)	(205)		(164)
Net impairment, derecognition of assets and profit (loss) on disposal		(221)	(315)		11
Corporate restructuring costs	[3]	(314)	(14)		0
Other (expenses) income	[3]	(104)	(12)		(136)
Finance income		127	81		58
Foreign exchange and fair value adjustments		(154)	(125)		(46)
Finance costs and unwinding of obligations		(157)	(149)		(116)
Share of associates and joint ventures’ profit		207	161		245
Profit before taxation		63	472		949
Taxation		(285)	(221)		(311)
Profit (loss) for the year		(222)	251	[4]	638	[4]
Attributable to:
Equity shareholders		(235)	233		614
Non-controlling interests		$ 13	$ 18		$ 24
Earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)		$ (0.56)	$ 0.55		$ 1.46
Diluted earnings (loss) per ordinary share (USD per share)		$ (0.56)	$ 0.55		$ 1.46

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Corporate restructuring costs incurred are costs associated with the AngloGold Ashanti corporate restructuring and related taxes. This includes dividend withholding taxes of $221m (2022: nil; 2021: nil); Australian landholder duties of $49m (2022: nil; 2021: nil) and corporate advisory costs of  $44m (2022: $14m;
2021: nil). The corporate restructuring costs of $14m for 2022 were previously included in other (expenses) income. Refer to note 1.3.1.

[4]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.